Filed with the Securities and Exchange Commission on July 16, 2021

Securities Act of 19933 File No. 333-180308

Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 187

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 190

(Check appropriate box or boxes)

ULTIMUS MANAGERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Natalie S. Anderson

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:

Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road, Suite 1300

Raleigh, NC 27609

It is proposed that this filing will become effective (check appropriate box):

/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A is filed for the sole purposes of submitting XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 185 filed June 28, 2021 and incorporates Parts A, B, and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, each as amended, the Registrant certifies that the Fund has caused this Post-Effective Amendment (“PEA”) to the Registrant’s Registration Statement on Form N-1A under Rule 485(b) under the Securities Act, to be signed below on its behalf by the undersigned, thereto duly authorized, in Cincinnati, Ohio on July 16, 2021.

ULTIMUS MANAGERS TRUST

By: /s/ Todd E. Heim

Todd E. Heim

President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Date

/s/ David R. Carson	July 16, 2021
David R. Carson, Trustee

*	July 16, 2021
David M. Deptula, Trustee

*	July 16, 2021
Janine L. Cohen, Trustee		By:	/s/ Natalie S. Anderson
Natalie S. Anderson
*	July 16, 2021		Attorney-in-fact*
Jacqueline A. Williams, Trustee			July 13, 2021

*	July 16, 2021
Clifford N. Schireson, Trustee

*	July 16, 2021
Robert E. Morrison, Trustee

/s/ Todd E. Heim	July 16, 2021
Todd E. Heim, President

/s/ David R. Carson	July 16, 2021
David R. Carson, Vice President

/s/ Jennifer L. Leamer	July 16, 2021
Jennifer L. Leamer, Treasurer/Controller/Principal Financial Officer

EXHIBIT LIST

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase